Intangibles Assets - Summary of Changes in the Value of the Intangible Assets (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 31, 2025	Apr. 30, 2025
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,067
Ending balance	0	$ 1,067
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19,471	38,813
Impairments and disposals		(21,347)
Foreign exchange	51	2,005
Reclassified assets held for sale	(12,553)
Ending balance	6,969	19,471
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	18,404	15,257
Foreign exchange	51	1,199
Reclassified assets held for sale	(11,590)
Amortization	104	1,948
Ending balance	6,969	18,404
Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,067
Ending balance	0	1,067
Internally Generated Development Costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	33
Impairments and disposals		0
Foreign exchange	0	0
Reclassified assets held for sale	0
Ending balance	33	33
Internally Generated Development Costs | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	33
Foreign exchange	0	0
Reclassified assets held for sale	0
Amortization	0	0
Ending balance	33	33
Internally Generated Development Costs | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Intellectual Properties | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,969	30,718
Impairments and disposals		(21,184)
Foreign exchange	49	1,435
Reclassified assets held for sale	(4,327)
Ending balance	6,691	10,969
Intellectual Properties | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,902	7,366
Foreign exchange	49	641
Reclassified assets held for sale	(3,364)
Amortization	104	1,895
Ending balance	6,691	9,902
Intellectual Properties | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,067
Ending balance	0	1,067
Proprietary Processes | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,323	7,926
Impairments and disposals		(163)
Foreign exchange	2	560
Reclassified assets held for sale	(8,080)
Ending balance	245	8,323
Proprietary Processes | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,323	7,722
Foreign exchange	2	548
Reclassified assets held for sale	(8,080)
Amortization	0	53
Ending balance	245	8,323
Proprietary Processes | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Certifications | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	146	136
Impairments and disposals		0
Foreign exchange	0	10
Reclassified assets held for sale	(146)
Ending balance	0	146
Certifications | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	146	136
Foreign exchange	0	10
Reclassified assets held for sale	(146)
Amortization	0	0
Ending balance	0	146
Certifications | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	$ 0	$ 0